Commitments and Contingencies - Schedule of Weighted-Average Remaining Term and Discount Rate (Details) - USD ($)	Jun. 30, 2025	Sep. 30, 2024
Schedule of Weighted-Average Remaining Term and Discount Rate [Abstract]
Weighted-average remaining term, operating leases	0.58%
Weighted-average discount rate, operating leases	6 years 4 months 24 days
Twelve months ending June 30, 2026	$ 29,911
Total lease payments	29,911
Less: discount	472
Present value of lease liabilities	29,439
Current lease liabilities	(29,439)
Non-current lease liabilities